Pension Plan and Employee Benefits - Net Periodic Pension and Benefits Cost (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PENSION BENEFITS
Components of periodic benefit costs
Service cost	$ 2,328	$ 2,067	$ 8,414	$ 9,507	$ 9,039
Interest cost	5,130	5,650	22,485	20,860	21,648
Expected return on plan assets	(6,245)	(6,622)	(26,502)	(23,773)	(24,064)
Amortizations
Prior period service credit	(15)	(18)	(71)	(71)	(71)
Net loss (gain)	3,672	1,875	7,849	12,312	10,008
Net periodic benefit cost	4,870	2,952	12,175	18,835	16,560
OTHER BENEFITS
Components of periodic benefit costs
Service cost	508	288	1,191	1,320	1,446
Interest cost	410	400	1,646	1,465	1,569
Expected return on plan assets	0	0	0	0	0
Amortizations
Prior period service credit	0	0	0	0	0
Net loss (gain)	339	(45)	21	135	(50)
Net periodic benefit cost	1,257	643	2,858	2,920	2,965
SERP
Components of periodic benefit costs
Service cost	95	113	330	542	494
Interest cost	733	825	3,326	3,077	3,239
Amortizations
Prior period service credit	(40)	(35)	(160)	(160)	(190)
Net loss (gain)	757	392	1,544	2,913	2,105
Net periodic benefit cost	$ 1,545	$ 1,295	$ 5,040	$ 6,372	$ 5,963